Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consisted of the following:

	As of December 31,
	2025	2024
Scientific equipment	$5,537	$5,537
Office equipment	49,835	49,835
Computer equipment	22,032	22,032
	77,404	77,404
Accumulated depreciation	(68,179)	(63,545)
Property and equipment, net	$9,225	$13,859